Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	The following table provides the information required for our NEOs for each of the fiscal years ended December 31, 2025, December 31, 2024 and December 31, 2023, along with the financial information required for each fiscal year:

Year	Summary compensation table total CEO ($)(1)(2)	Compensation actually paid to CEO ($)(1)(3)	Average summary compensation table total for non-CEO NEOs ($) (2)(4)	Average compensation actually paid to non-CEO NEOs(3)(4)	Value of Initial Fixed $100 Investment based on Total shareholder return($)(5)	Net Income (in millions) ($)	Company-Selected Measure: Adjusted EBITDA ($ in millions)(6)
2025	415,625	415,625	60,227	60,227	0.00	(23,698)	(9,625)
2024	300,000	300,000	250,000	250,000	0.01	(34,934)	(10,589)
2023	20,050,877	295,000	857,488	235,675	13.03	(51,373)	(16,999)

(1)
For each year shown the PEO was Trent A. Ward.
(2)
Amounts in this column represent the “Total Compensation” column set forth in the Summary Compensation Table (“SCT”) on page 18. See the footnotes to the SCT for further detail regarding the amounts in these columns.
(3)
The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” The Amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding certain amounts from the “Total” column of the SCT:

Year	Executives	SCT total ($)	Deduct grant date fair value of stock awards & option awards ($)	Add year-end fair value of unvested equity granted in the year ($)	Add year-over- year change in fair value of outstanding and unvested equity granted in prior years ($)	Add fair value as of vesting date of equity awards granted and vested in the year ($)	Add year- over-year change in fair value of equity awards granted in prior years that vested in the year ($)	Deduct fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)
2025	PEO	415,625	—	—	—	—	—	—
	Non-PEO NEO's (average)		—	—	—	—	—	—
2024	PEO	300,000	—	—	—	—	—	—
	Non-PEO NEOs (average)	250,000	—	—	—	—	—	—
2023	PEO	20,050,877	(19,755,877)	8,068,312	—	11,687,565	—	—
	Non-PEO NEOs (average)	857,488	(621,813)	430,563	—	191,250	—	—

(4)
Non-CEO NEOs reflect the compensation of (i) Caleb Morgret, our non-CEO NEO for 2025, and (ii) Michael J. Madigan, our non-CEO NEO for 2024 and 2023.
(5)
Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on the date of our initial public offering in May 2023.
	Our company-selected measure is adjusted EBITDA. We calculate Adjusted EBITDA as net (loss) income adjusted to exclude: other expense (income), net; income tax expense (benefit); depreciation and amortization expense; stock-based compensation expense; impairment expense; reorganization, severance, exit, disposal and other costs associated with restructuring plans; vendor settlements; transaction related expenses; IPO related expenses; and other adjustment items that arise outside the ordinary course of our business.
Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	(1) For each year shown the PEO was Trent A. Ward.
Peer Group Issuers, Footnote	(5) Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on the date of our initial public offering in May 2023.
PEO Total Compensation Amount	$ 415,625	$ 300,000	$ 20,050,877
PEO Actually Paid Compensation Amount	$ 415,625	300,000	295,000
Adjustment To PEO Compensation, Footnote

Year	Executives	SCT total ($)	Deduct grant date fair value of stock awards & option awards ($)	Add year-end fair value of unvested equity granted in the year ($)	Add year-over- year change in fair value of outstanding and unvested equity granted in prior years ($)	Add fair value as of vesting date of equity awards granted and vested in the year ($)	Add year- over-year change in fair value of equity awards granted in prior years that vested in the year ($)	Deduct fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)
2025	PEO	415,625	—	—	—	—	—	—
	Non-PEO NEO's (average)		—	—	—	—	—	—
2024	PEO	300,000	—	—	—	—	—	—
	Non-PEO NEOs (average)	250,000	—	—	—	—	—	—
2023	PEO	20,050,877	(19,755,877)	8,068,312	—	11,687,565	—	—
	Non-PEO NEOs (average)	857,488	(621,813)	430,563	—	191,250	—	—

Non-PEO NEO Average Total Compensation Amount	$ 60,227	250,000	857,488
Non-PEO NEO Average Compensation Actually Paid Amount	$ 60,227	250,000	235,675
Adjustment to Non-PEO NEO Compensation Footnote

Year	Executives	SCT total ($)	Deduct grant date fair value of stock awards & option awards ($)	Add year-end fair value of unvested equity granted in the year ($)	Add year-over- year change in fair value of outstanding and unvested equity granted in prior years ($)	Add fair value as of vesting date of equity awards granted and vested in the year ($)	Add year- over-year change in fair value of equity awards granted in prior years that vested in the year ($)	Deduct fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)
2025	PEO	415,625	—	—	—	—	—	—
	Non-PEO NEO's (average)		—	—	—	—	—	—
2024	PEO	300,000	—	—	—	—	—	—
	Non-PEO NEOs (average)	250,000	—	—	—	—	—	—
2023	PEO	20,050,877	(19,755,877)	8,068,312	—	11,687,565	—	—
	Non-PEO NEOs (average)	857,488	(621,813)	430,563	—	191,250	—	—

Total Shareholder Return Amount	$ 0	0.01	13.03
Net Income (Loss)	$ (23,698,000,000)	$ (34,934,000,000)	$ (51,373,000,000)
Company Selected Measure Amount	(9,625,000,000)	(10,589,000,000)	(16,999,000,000)
PEO Name	Trent A. Ward	Trent A. Ward	Trent A. Ward
Additional 402(v) Disclosure	The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” The Amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding certain amounts from the “Total” column of the SCT
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Our company-selected measure is adjusted EBITDA. We calculate Adjusted EBITDA as net (loss) income adjusted to exclude: other expense (income), net; income tax expense (benefit); depreciation and amortization expense; stock-based compensation expense; impairment expense; reorganization, severance, exit, disposal and other costs associated with restructuring plans; vendor settlements; transaction related expenses; IPO related expenses; and other adjustment items that arise outside the ordinary course of our business.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (19,755,877)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	8,068,312
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	11,687,565
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(621,813)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	430,563
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	191,250
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0